RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	7 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Public Warrants (as defined in Note 5) and Private Placement Warrants (collectively, with the Public Warrants, the “Warrants”) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In Addition, the warrant agreement includes a provision that in the event of a tender offer or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of stock, all holders of the Warrants would be entitled to receive cash for their Warrants (the “tender offer provision”).

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement (the “Warrant Agreement”).

In further consideration of the SEC Statement, the Company’s management further evaluated the Warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the tender offer provision fails the “classified in stockholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the Warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the Warrants at the end of each reporting period as well as re-evaluate the treatment of the warrants and recognize changes in the fair value from the prior period in the Company’s operating results for the current period. In addition, the Company allocated offering costs to the Warrants and, thus, expensed those costs as of September 9,2020.

The Company’s accounting for the Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported investments held in trust, operating expenses, cash flows or cash.

The impact of the restatement on the balance sheets, statements of operations and statements of cash flows is presented below:

	As
	Previously	As
	Reported	Adjustments	Restated

Balance sheet as of September 9, 2020 (audited)
Warrant Liabilities	$—	$20,072,197	$20,072,197
Class A common stock subject to possible redemption	320,091,800	(20,072,197)	300,019,603
Class A common stock	141	201	342
Additional Paid-in Capital	5,000,002	715,519	5,715,521
Accumulated Deficit	(1,000)	(715,720)	(716,720)

Number of Class A common stock subject to redemption	32,009,180	(2,007,220)	30,001,960

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liabilities	$—	$20,072,197	$20,072,197
Class A common stock subject to possible redemption	319,990,450	(20,072,197)	299,918,253
Class A common stock	142	201	343
Additional Paid-in Capital	5,101,351	715,519	5,816,870
Accumulated Deficit	(102,351)	(715,720)	(818,071)

Number of Class A common stock subject to redemption	31,999,045	(2,007,220)	29,991,825

Balance sheet as of December 31, 2020 (audited)
Warrant Liabilities	$—	$36,975,099	$36,975,099
Class A common stock subject to possible redemption	319,810,900	(36,975,100)	282,835,800
Class A common stock	144	370	514
Additional Paid-in Capital	5,280,926	(17,618,253)	22,899,179
Accumulated Deficit	(281,904)	(17,618,622)	(17,900,526)
Total Stockholders’ Equity	5,000,002	1	5,000,003

Number of Class A common stock subject to redemption	31,981,090	(3,697,510)	28,283,580

Statement of Operations for the three months ended September 30, 2020 (unaudited)
Transaction costs	$—	$(715,720)	$(715,720)
Weighted average shares outstanding of Class A common stock	33,421,570	—	33,421,570
Basic and diluted income per share, Class A common stock	0.00	—	0.00
Net loss	(101,351)	(715,720)	(817,071)
Weighted average shares outstanding of Class B common stock	8,355,393	—	8,355,393
Basic and diluted net loss per share, Class B common stock	(0.01)	(0.09)	(0.10)

Statement of Operations for the period from May 29, 2020 (inception) to September 30, 2020 (unaudited)
Transaction costs	$—	$(715,720)	$(715,720)
Net loss	(102,351)	(715,720)	(818,071)
Weighted average shares outstanding of Class A common stock	33,421,570	—	33,421,570
Basic and diluted income per share, Class A common stock	0.00	—	—
Weighted average shares outstanding of Class B common stock	8,355,393	—	8,355,393
Basic and diluted net loss per share, Class B common stock	(0.01)	(0.09)	(0.10)

Statement of Operations for the period from May 29, 2020 (inception) to December 31, 2020 (audited)
Transaction costs	$—	$(715,720)	$(715,720)
Change in fair value of warrant liabilities	—	(16,902,902)	(16,902,902)
Net loss	(281,904)	(17,618,622)	(17,900,526)
Weighted average shares outstanding of Class A common stock	33,421,570	—	33,421,570
Basic and diluted income per share, Class A common stock	0.00	—	0.00
Weighted average shares outstanding of Class B common stock	7,969,220	—	7,969,220
Basic and diluted net loss per share, Class B common stock	(0.04)	(2.21)	(2.25)

Statement of Cash Flows for the period from May 29, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	$(102,351)	(715,720)	(818,071)
Transaction costs	—	715,720	715,720
Initial classification of Class A common stock subject to possible redemption	320,091,800	(20,072,197)	300,019,603
Change in value of Class A common stock subject to possible redemption	(101,350)	—	(101,350)

Statement of Cash Flows for the period from May 29, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(281,904)	(17,618,622)	(17,900,526)
Transaction costs	—	715,720	715,720
Change in value of warrant liabilities	—	16,902,092	16,902,092
Initial classification of Class A common stock subject to possible redemption	319,990,450	(19,970,847)	300,019,603
Change in value of Class A common stock subject to possible redemption	(179,550)	(17,004,253)	(17,183,803)